PREFERRED LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclsoure of Preferred Limited Partners Equity [Abstract]
Schedule of Brookfield Renewable’s Preferred Limited Partners’ Equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2025	2024	December 31, 2025	December 31, 2024
Series 7 (C$175)	7.00	5.50	January 2026	7	7	128	128
Series 13 (C$250)	10.00	6.05	April 2028	11	10	196	196
Series 15 (C$175)	—	—	April 2024	—	2	—	—
Series 17 ($200)	8.00	5.25	March 2025	10	11	195	195
Series 18 (C$150)	6.00	5.50	April 2027	6	7	115	115
	31.00			$34	$37	$634	$634